Customer and Supplier Concentrations	12 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
Customer and Supplier Concentrations

Note 17. Customer and Supplier Concentrations

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenue and purchases, respectively.

There were no customers accounting for greater than 10% of the Company’s revenue for the year ended March 31, 2026.

There were no customers accounting for greater than 10% of the Company’s revenue for the year ended March 31, 2025.

For the year ended March 31, 2026, two suppliers contributed approximately 16.49% and 16.14% of total purchases made by the Company, respectively.

For the year ended March 31, 2025, two suppliers contributed approximately 18.37% and 17.81%of total purchases made by the Company, respectively.

The loss of any significant suppliers or the failure to purchase key raw materials could have a material adverse effect on the operating entity’s business, and the Company’s consolidated and combined results of operations and financial condition.